INVESTMENTS IN AND ADVANCES TO ASSOCIATES (Details) (USD $)	12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 31, 2009	Dec. 31, 2011 MTS Belarus, an associated company of the Group	Dec. 31, 2010 MTS Belarus, an associated company of the Group	Dec. 31, 2009 MTS Belarus, an associated company of the Group	Apr. 30, 2008 MTS Belarus, an associated company of the Group	Dec. 31, 2011 Intellect Telecom	Dec. 31, 2010 Intellect Telecom	Mar. 31, 2011 Intellect Telecom	Nov. 30, 2010 Intellect Telecom
Schedule of Equity Method Investments
Equity investment					$ 176,659,000	$ 227,130,000			$ 11,388,000	$ 11,662,000
Loan receivable				12,500,000		3,000,000
Total investments in and advances to associates	188,047,000	241,792,000
Maximum borrowing amount for which the group entered into a credit facility agreement							46,000,000	33,000,000
Interest rate on borrowing for which the group entered into a credit facility agreement (as a percent)								10.00%
Equity method ownership interest acquired from Sistema Telecom (as a percent)											6.14%	43.80%
Amount of acquired equity method investment											800,000	12,400,000
Percentage of ownership acquired											49.95%
Financial position and results of operations
Total assets					417,555,000	527,609,000			19,210,000	25,227,000
Total liabilities					92,884,000	72,533,000			3,110,000	34,180,000
Net loss					107,533,000	145,707,000			6,765,000	6,831,000
Total earnings or losses of associates	$ 49,443,000	$ 70,649,000	$ 60,313,000